Salient features - Selected ratios and Share statistics (Details) R / shares in Units, shares in Millions, R in Millions		6 Months Ended		12 Months Ended
		Dec. 31, 2018 ZAR (R) R / shares shares	Dec. 31, 2017 ZAR (R) R / shares shares	Jun. 30, 2018 ZAR (R) R / shares shares
Selected ratios
Earnings before interest and tax margin		20.20%	13.40%	9.80%
Finance costs cover		8.5	7.0	4.1
Net borrowings to shareholders' equity (gearing)		48.90%	38.00%	42.40%
Net debt to EBITDA (annualised)		2.2	1.7	1.8
Dividend cover	[1]	3.6	3.6	2.8
Share statistics
Shares in issue		630.9	681.4	645.6
Treasury shares (share repurchase programme)			8.8
Weighted average number of shares		616.2	611.5	612.2
Diluted weighted average number of shares		620.5	613.8	615.9
Share price (closing) | R / shares		R 425.00	R 428.18	R 502.86
Net asset value per share | R / shares		379.70	346.10	359.60
Dividends per share | R / shares		5.90	5.00	12.90
Dividends per share - interim | R / shares		R 5.90	R 5.00	5.00
Dividends per share- final | R / shares				R 7.90
Sasol ordinary shares
Share statistics
Shares in issue		624.6	653.0	623.1
Market capitalisation | R		R 265,455	R 279,602	R 313,323
Sasol BEE ordinary shares
Share statistics
Shares in issue		6.3	2.8	6.4
Market capitalisation | R		R 1,302	R 1,107	R 1,918
Sasol preferred ordinary shares
Share statistics
Shares in issue			25.6	16.1

[1]	With effect from 23 February 2018, the Board approved a change in the base of the dividend policy from HEPS to CHEPS.